Long-term interest bearing debt and interest expenses	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term interest bearing debt and interest expenses
Long-term interest bearing debt and interest expenses

As of December 31, 2013 and December 31, 2012, the Company had the following debt facilities:

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012
Credit facilities:
$2,000 facility	1,503.4	1,750.0

Total credit facilities	1,503.4	1,750.0

Bonds:
Bond Loan, MNOK 1,500	244.5	—
Bond loan, subscribed in full by related party	500.0	500.0

Total bonds	744.5	500.0

Related party debt:
Revolving credit facility from related party	5.0	175.0
$27.5 Million shareholder loan facility provided by related party	—	27.5
Loan provided by related party	195.0	—
Total Related party debt	200.0	202.5

Total interest bearing debt	2,447.9	2,452.5

Less: current portion	(166.7)	(166.7)

Long-term portion of interest bearing debt	2,281.2	2,285.8

The outstanding debt as of December 31, 2013 is repayable as follows:

Year ending December 31, (In millions of U.S. dollars)
2014	166.7
2015	171.7
2016	166.7
2017	1,003.3
2018 and thereafter	939.5
Total debt	2,447.9

Credit facilities
US$2,000 million senior secured credit facility

In April 2011, a $2,000 million senior secured credit facility was entered into with Seadrill to fund the Company’s acquisition of West Phoenix, West Navigator, West Alpha, West Epsilon, West Venture, West Elara and West Linus.

The $2,000 million senior secured credit facility has a 6 year term payable quarterly with a balloon payment of $1,000 million at maturity. The loan bears interest of Libor plus 2.0% per annum.

Unsecured Bonds and convertible bonds
NOK 1,500 million floating interest rate bonds
On October 30, 2013, a NOK1,500 million senior unsecured bond was issued with maturity date October 2018. The bond bears interest at 3-months NIBOR plus a margin of 4.40%. The net proceeds were used to repay the remaining outstanding amount under our Seadrill Revolving Credit Facility. Refer also to note 29 (subsequent event) for additional details.

$500 million Bond loan, subscribed in full by related party
In April 2011, a $500 million bond were entered into with Seadrill to fund the Company’s acquisition of West Phoenix, West Navigator, West Alpha, West Epsilon, West Venture, West Elara and West Linus.

The $500 million bond was issued to Seadrill in April 2011 with a coupon of 7.75% per annum payable semi-annually in arrears, matures in full on March 31, 2018 and must be repaid at par (100%) by the Company. On December 31, 2012 Seadrill sold it’s North Atlantic Drilling Ltd unsecured bond of $500 million to Metrogas, another related party, with a call option to repurchase the bond in full for a price equal to par plus unpaid accrued interest on the date of repurchase. On May 31, 2013, Seadrill exercised the option to repurchase the bond from Metrogas. Refer also to note 29 (subsequent event) for additional details.

Related party loans
$85 million unsecured revolving shareholder loan
Seadrill has provided North Atlantic an unsecured revolving shareholder loan of $85 million. The maturity date is set to January 30, 2015. The facility was increased from $200 million to $335 million on June 28, 2013, and then decreased to $85 million on November 20, 2013. The terms of the remaining facility of $85 million are the same as stated in the original agreement dated March 30, 2012. The interest is Libor plus 3.0% per annum. Aggregate drawdowns and repayments on this facility during the year ended December 31, 2013 were $489 million and $659 million, respectively. As of December 31, 2013, $5 million of the facility was drawn.

$27.5 million shareholder loan provided by related party
On December 1, 2012, Seadrill provided North Atlantic an unsecured loan facility of $27.5 million. The loan had an fixed interest rate of 4.0%. The loan was settled in full on June 28, 2013.

SFL Linus Ltd
Ship Finance granted the VIE company, SF Linus Ltd, a loan of $195 million on June 28, 2013. The maturity date is June 30, 2029. Refer also to note 27 (Variable Interest Entity) for additional details,

On October 17, 2013, SFL Linus Ltd entered into a $475 million secured term loan and revolving credit facility with a syndicate of banks to fund the acquisition of West Linus, which has been pledged as security. SFL Linus Ltd will not be able to draw down on the loan until it has taken delivery of the rig and various customary conditions, as specified in the loan agreement, have been satisfied. The rig was delivered February 18, 2013. Refer also to note 29 (subsequent event) for additional details.The facility will bear interest at LIBOR plus 2.75% per annum and is repayable over a term of five years with a balloon of $192 payable at the maturity date. SFL Linus entered into interest swap arrangements in July, 2013, in order to mitigate exposure to variability in cash flows for future interest payments on this loan. Refer also to note 25 (Risk management and financial instruments) for additional details.

Covenants on loans and bonds

Bank Loans

In addition to security provided to lenders in the form of pledged assets, the $2,000 million senior secured credit facility contains financial covenants, including the following:

•	Minimum liquidity requirement: to maintain cash and cash equivalents of at least $75 million within the group, measured on the last day of each fiscal quarter.

•	Interest coverage ratio: to maintain an EBITDA[1] to interest expense ratio of at least 3.0:1.

•	Current ratio: to maintain current assets (excluding minimum liquidity) to current liabilities (excluding the current portion of the Company's long-term debt) ratio of at least 1:1.

•
Equity ratio: to maintain total equity to total assets ratio of at least 25.0% throughout 2011 and 30.0% thereafter. Both equity and total assets are adjusted for the difference between book value and market values of drilling rigs.

•
Leverage ratio: to maintain a ratio of net debt to EBITDA[1] no greater than 5:1 until and including the fourth quarter of 2014 and not exceed 4.5:1 thereafter. Net debt is calculated as all interest bearing debt less cash and cash equivalents excluding minimum liquidity requirements.

(1)
For the purposes of the above tests, EBITDA is defined as the earnings before interest, taxes, depreciation and amortization on a consolidated basis for the previous period of twelve month period as such term is defined in accordance with accounting principles consistently applied. However, in the event that we acquire rigs or rig owning entities with historical EBITDA available for the rigs' previous ownership, such EBITDA shall be included for covenant purposes in the relevant acquisition agreements, and if necessary, be annualized to represent a twelve (12) months historical EBITDA. In the event that we acquire rigs or rig owning companies without historical EBITDA available, we are entitled to base a twelve month historical EBITDA calculation on future projected EBITDA only subject to any new rig having a firm charter contract in place at the time of such EBITDA calculation. Further, it is agreed that EBITDA shall include any realized gains and/or losses in respect of the disposal of rigs or the disposal of shares in rig owning companies.

For the $475 million secured term loan and revolving credit facility, the main financial covenants contained are as follows:

•	Ship Finance is required to maintain cash and cash equivalents of at least $25 million.

•	Ship Finance is required to maintain positive working capital.

•	Ship Finance is required to have a ratio of total liabilities to total assets of at least 0.8 to 1.0 at the end of each quarter.

•	Seadrill is required to maintain cash and cash equivalents of at least $150 million.

•	Seadrill is required to maintain a leverage ratio of maximum 4.5 to 1.0.

•	Seadrill is required to maintain an interest coverage ratio of 2.5 to 1.0.

•	Seadrill is required to maintain a current ratio of at least 1.0 to 1.0.

•	Seadrill is required to maintain an equity ratio of at least 30%. Both equity and total assets are adjusted for the difference between book value and market values of drilling rigs.

•	We are required to comply with the same covenants set forth in our $2,000 Million Senior Secured Credit Facility and described above.

As of December 31, 2013, the Company, Seadrill and Ship Finance are in compliance with the bank loan covenants.

Bonds

For the Company's outstanding bonds, the main covenants are as follows:

•
Equity Ratio: to maintain a total equity to total assets ratio of at least 25% and 30%, for the $500 million bond and the NOK1,500 million bond respectively. Both equity and total assets are adjusted for the difference between book value and market values of drilling rigs.

•	Minimum liquidity requirement: to maintain cash and cash equivalents of at least $50 million and $75 million for the $500 million bond and the NOK1500 million bond respectively.

As of December 31, 2013, the Company is in compliance with all of the covenants under its outstanding bonds.